Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CUTLER TRUST
Entity Central Index Key	0000892568
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000222167
Shareholder Report [Line Items]
Fund Name	Cutler Equity Fund
Trading Symbol	DIVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cutler Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/cutler/ . You can also request this information by contacting us at (800) 228-8537.
Additional Information Phone Number	(800) 228-8537
Additional Information Website	https://funddocs.filepoint.com/cutler/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cutler Equity Fund	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cutler Equity Fund	S&P 500® Index	S&P 500® Value Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,740	$10,399	$10,338
Jun-2017	$11,811	$12,260	$11,977
Jun-2018	$13,066	$14,023	$12,885
Jun-2019	$14,420	$15,483	$14,002
Jun-2020	$14,476	$16,645	$13,372
Jun-2021	$20,069	$23,436	$18,659
Jun-2022	$19,058	$20,948	$17,753
Jun-2023	$21,189	$25,053	$21,301
Jun-2024	$23,639	$31,204	$24,559
Jun-2025	$27,136	$35,936	$26,923

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cutler Equity Fund	14.79%	13.39%	10.50%
S&P 500® Index	15.16%	16.64%	13.65%
S&P 500® Value Index	9.63%	15.02%	10.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 202,845,238
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,464,014
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$202,845,238 Number of Portfolio Holdings33 Advisory Fee (net of waivers & recoupments)$1,464,014 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.8%
Materials	1.8%
Utilities	2.4%
Communications	3.6%
Energy	5.3%
Consumer Discretionary	9.4%
Health Care	11.7%
Consumer Staples	12.9%
Technology	13.5%
Financials	16.8%
Industrials	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	7.3%
Caterpillar, Inc.	5.8%
Walmart, Inc.	5.4%
BlackRock, Inc.	4.8%
Republic Services, Inc.	4.7%
Charles Schwab Corporation (The)	4.6%
RTX Corporation	4.4%
Deere & Company	4.2%
Home Depot, Inc. (The)	4.1%
McDonald's Corporation	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.